Business Combination - Air Travel Bureau Limited - Summary (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Aug. 04, 2017
Business Combination
Upfront payment		₨ 200
Revenue of acquiree since acquisition date	₨ 560,968
Profit (loss) of acquiree since acquisition date	7,586
Transaction costs	₨ 5,943
Yatra Online Private Limited
Business Combination
Upfront payment			₨ 510,000